CASH AT BANK	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CASH AT BANK
NOTE 5 - CASH AT BANK

As of September 30, 2020, the Company held cash in bank in the amount of $6,787,535 which consist of the following:

	September 30, 2020	December 31, 2019
Bank Deposits-China	$6,623,550	5,000,014
Bank Deposits-Singapore	163,985	1,591,114
	6,787,535	6,591,128
Cash consist of the following:
As of December 31, 2019

Bank Deposits-China	$5,000,014
Bank Deposits-Singapore	1,591,114
$6,591,128